TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES

A summary of the Company’s trade payables and accrued liabilities is as follows:

	December 31, 2025	December 31, 2024
	$	$
Trade payables	34,541	29,784
COMIBOL contract obligations (note 9(a))	7,167	8,608
Accrued liabilities	12,861	8,997
Balance, end of year	54,569	47,389
Less: current portion	(47,402)	(38,781)
Non-current portion	7,167	8,608